Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	6,884,548
Proposed Maximum Offering Price per Unit | $ / shares	15.5
Maximum Aggregate Offering Price	$ 106,710,494
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,736.72
Offering Note

(1)	Consists of shares of Common Stock issuable upon the exercise of certain warrants to purchase shares of Common Stock issued as a dividend on October 7, 2025 (the “Warrants”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock dividend, stock split, recapitalization or similar transaction.

(2)	The initial effective exercise price of the Warrants of $15.50 per share is being used to calculate the registration fee in accordance with Rule 457(g) of the Securities Act.